License Fees, Net - Estimated future amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Estimated future amortization of license fees
Year ended December 31, 2021	$ 1,614
Year ended December 31, 2022	1,468
Year ended December 31, 2023	1,467
Year ended December 31, 2024	1,080
Year ended December 31, 2025	977
Thereafter	3,144
Total	$ 9,750	$ 6,957